Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents (notes 4 and 5)	$ 41,199	$ 41,069
Restricted cash	31	164
Short-term investments (notes 4 and 6)	11,233	21,481
Accounts receivable, net	5,197	6,789
Inventories (note 7)	9,662	8,642
Prepaid expenses and other current assets (note 8)	1,126	1,308
Asset held for sale (note 10)	1,956
Total current assets	70,404	79,453
LONG-TERM INVESTMENTS (notes 4 and 9)	9,304	14,754
PROPERTY AND EQUIPMENT, NET (note 10)	14,011	19,363
OTHER ASSETS (note 11)	2,489	3,168
TOTAL ASSETS	96,208	116,738
CURRENT LIABILITIES
Notes and accounts payable	3,333	2,131
Income tax payable	2,245	650
Accrued expenses and other current liabilities (note 12)	7,102	6,049
Total current liabilities	12,680	8,830
OTHER LONG-TERM LIABILITIES
Accrued pension liabilities (note 14)	272	293
Other liabilities (note 10)	139	349
Total long-term liabilities	411	642
Total liabilities	$ 13,091	$ 9,472
COMMITMENTS AND CONTINGENCIES (notes 17 and 18)
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,660,786,600 shares Outstanding – 1,278,661,400 and 1,327,260,450 shares as of December 31, 2015 and 2014, respectively	$ 33	$ 33
Additional paid-in capital	141,886	141,229
Accumulated deficits	(38,386)	(17,291)
Accumulated other comprehensive income	4,824	6,768
Treasury stock – 382,125,200 and 333,526,150 shares as of December 31, 2015 and 2014, respectively	(25,240)	(23,473)
Total shareholders’ equity	83,117	107,266
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 96,208	$ 116,738